Key Management Personnel - Schedule of Key Management Personnel of the Consolidated Entity (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Key Management Personnel of the Consolidated Entity [Abstract]
Short-term employee benefits	$ 391,887	$ 541,280
Post-employment benefits	40,156	57,670
Share-based payments
Total	$ 432,043	$ 598,950